Employee Benefit - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Contribution to defined contribution plan	¥ 315,179	¥ 217,783	¥ 80,152